Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Earnings [Abstract]
Revenues	$ 21,995	$ 21,820	$ 44,546	$ 42,137	$ 83,960	$ 68,790
Cost of goods sold	16,415	17,056	33,885	32,783	65,020	52,813
Gross profit	5,580	4,764	10,661	9,354	18,940	15,977
Operating expenses
Selling, general and administrative	3,531	3,310	7,052	6,551	13,181	11,070
Foreign exchange (gain) loss	(14)	(14)	47	(86)	(188)	197
Total operating expenses	3,517	3,296	7,099	6,465	12,993	11,267
Operating income	2,063	1,468	3,562	2,889	5,947	4,710
Interest expense	183	230	368	443	933	646
Other expense	74	1	167	30	92	820
Earnings from continuing operations before income taxes	1,806	1,237	3,027	2,416	4,922	3,244
Provision for income taxes	544	358	852	697	1,733	773
Earnings from continuing operations	1,262	879	2,175	1,719	3,189	2,471
Loss from discontinued operations, net of income taxes		(78)		(161)	(199)	(2,531)
Net earnings (loss)	$ 1,262	$ 801	$ 2,175	$ 1,558	$ 2,990	$ (60)
Earnings from continuing operations per share:
Basic	$ 0.21	$ 0.15	$ 0.37	$ 0.29	$ 0.54	$ 0.42
Diluted	$ 0.21	$ 0.15	$ 0.37	$ 0.29	$ 0.54	$ 0.42
Earnings per common share:
Basic	$ 0.21	$ 0.14	$ 0.37	$ 0.26	$ 0.51	$ (0.01)
Diluted	$ 0.21	$ 0.14	$ 0.37	$ 0.26	$ 0.51	$ (0.01)
Weighted average common shares outstanding:
Basic	5,907	5,907	5,907	5,907	5,907	5,907
Diluted	5,924	5,908	5,922	5,907	5,913	5,949